Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details 5) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2014 USD ($)
Beginning balance	¥ 841,806	$ 129,383	¥ 792,139	¥ 748,428
Warranty provision for the current year	74,856	11,506	84,924	84,520
Warranty costs incurred or claimed	(27,760)	(4,267)	(35,257)	(40,809)
Total accrued warranty cost	888,902	$ 136,622	841,806	792,139
Less: accrued warranty cost, current portion	39,949		37,462	38,869	$ 6,140	$ 6,140
Accrued warranty cost, excluding current portion	¥ 848,953		¥ 804,344	¥ 753,270	$ 130,482	$ 130,482